Income Taxes (Narrative) (Details) $ in Thousands, ₪ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2018 ILS (₪)
Accrued interest and penalties related to uncertain tax positions		$ 3,000
Statutory tax rates		23.00%	23.00%	24.00%
Privileged enterprise benefits rate		23.00%
Tax-exempt income		$ 255,000
Change in corporate tax rate, amount incurred		$ 25,500
Reduced Corporate Tax Rate	7.50%	7.50%
Decrease In Tax Rates In Year Thereafter								16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1	6.00%							16.00%	16.00%
Special Preferred Enterprise Of Reduced Tax Rates 2	6.00%								9.00%
Deferred tax asset		$ 113,419	$ 111,196
Valuation allowance of deferred tax assets		$ 151,771	152,659
Valuation allowance and deferred tax assets tax rate		21.00%
Change in valuation allowance	$ 65,600
Change in deferred tax assets	$ 65,600	$ 2,393	$ 3,956	$ 2,549
Foreign ownership percentage basis for determining tax rate		90.00%
Special Preferred Enterprise Tax Exempt Period		10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate		10.00%
Dividend withholding tax rate	20.00%	15.00%
Persentage of limitation uses		80.00%
Preferred Enterprise Of Reduced Tax Rates 1	12.00%
Preferred Enterprise Of Reduced Tax Rates 2	12.00%
Preferred Benefitted Intangible Assets | ₪										₪ 200
Special Preferred Benefitted Intangible Assets | ₪										₪ 500
Cumulative-effect adjustment to deferred tax asset related to net operating losses		$ 50,000
United States [Member]
Statutory tax rates		21.00%
Israel [Member]
Statutory tax rates		23.00%	23.00%	24.00%	25.00%	26.50%	26.50%
HONG KONG
Statutory tax rates		16.50%
GERMANY
Statutory tax rates		29.00%
Minimum [Member]
Reduced Corporate Tax Rate		21.00%
Foreign ownership percentage basis for determining tax rate		10.00%
Foreign Dividend Withholding tax rate		4.00%
Maximum [Member]
Reduced Corporate Tax Rate		35.00%
Foreign ownership percentage basis for determining tax rate		25.00%
Dividend withholding tax rate		30.00%
Subsidiaries [Member]
Operating losses carryforwards		$ 4,900,000	$ 4,790,000
Deferred tax asset		113,400	$ 111,200
Deferred tax liability		$ 127,900